EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND (the “Funds”)

Supplement to Summary Prospectuses dated March 1, 2025

as may be supplemented and/or revised from time to time

1.	The following replaces “Portfolio Managers” under “Management” in Eaton Vance Floating-Rate Advantage Fund and Eaton Vance Floating-Rate Fund:

Portfolio Managers

Ralph H. Hinckley, Jr., Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Portfolio and the Fund since June 2021.

Peter Campo, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Portfolio and the Fund since June 12, 2025.

2.	The following replaces “Portfolio Managers” under “Management” in Eaton Vance Floating-Rate & High Income Fund:

Portfolio Managers

Ralph H. Hinckley, Jr., Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed Eaton Vance Floating Rate Portfolio and the Fund since June 2021.

Peter Campo, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed Eaton Vance Floating Rate Portfolio and the Fund since June 12, 2025.

Kelley Gerrity, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed High Income Opportunities Portfolio since November 2014 and the Fund since September 2018.

Stephen C. Concannon, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed High Income Opportunities Portfolio since November 2014 and the Fund since September 2018.

Jeffrey D. Mueller, Managing Director of Morgan Stanley and Vice President of Eaton Vance Advisers International Ltd. (“EVAIL”), has managed High Income Opportunities Portfolio since June 2019.

3.	The following change to the Eaton Vance Floating-Rate & High Income Fund is effective September 30, 2025 (the “Effective Date”):

Kelley Gerrity will no longer serve as a portfolio manager of the Eaton Vance Floating-Rate & High Income Fund (the “Fund”) and of High Income Opportunities Portfolio (the “Portfolio”). Accordingly, on the Effective Date, all references to Ms. Gerrity will be removed from the Fund’s Prospectus and SAI. Ralph H. Hinckley, Jr. and Peter Campo will continue to serve as portfolio managers of the Fund, Stephen C. Concannon will continue to serve as a portfolio manager of the Fund and the Portfolio and Jeffrey D. Mueller will continue to serve as a portfolio manager of the Portfolio.

June 12, 2025	48626-00 6.12.25